Concentration of Credit Risk - Narrative (Details) - Customer Concentration Risk - customer	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Number of customers	4	4	3
Sales Revenue, Net
Concentration Risk [Line Items]
Percentage of revenue accounted by customers	78.00%	68.00%	64.00%